===================================



                        ANCHOR INTERNATIONAL BOND TRUST



                      ===================================

                               SEMI-ANNUAL REPORT

                      ===================================


                                 JUNE 30, 2001
                                  (Unaudited)

                      ===================================

                         ANCHOR INTERNATIONAL BOND TRUST




    Comparison of the Change in Value of a $10,000 Investment in the Anchor International Bond Trust and the Solomon Brothers World Govt. Bond Index





                                [OBJECT OMITTED]



                    ----------------------------------------
                         Anchor International Bond Trust
                           Average Annual Total Return
                    ========================================
                     Six
                    Months*   1 Year    5 Year    10 Year

                     2.14%   (13.31%)   (6.69%)    1.15%

                    ----------------------------------------

                    *Not Annualized for the period from December
                     31, 2000 to June 30, 2001.

                         ANCHOR INTERNATIONAL BOND TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001
                                   (Unaudited)



Assets:
Cash ...(see Schedule of Investments, Notes 1, 2 & 5)   $
                                                          10,617
Receivables..........................................      8,692
                                                        -----------
    Total assets.....................................     19,309
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3 ).....          2
                                                        -----------
    Total liabilities................................          2
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at
 $1.00 par value, amount paid in on 3,370
 shares outstanding) (Note 1)........................   2,304,880
Accumulated undistributed net investment income
 (Note 1)............................................     238,067
Accumulated realized loss from security transactions,
 net (Note 1)........................................  (2,523,640)
                                                        -----------
    Net assets (equivalent to $5.73 per share, based on
     3,370 capital shares outstanding)...............   $  19,307
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2001

                                   (Unaudited)


Income:
 Interest............................................    $   480
                                                        -----------
    Total income.....................................        480

Expenses:
    Total expenses...................................          0
                                                        -----------

Net investment income................................         480
                                                        -----------

Realized and unrealized gain on investments:
  Realized loss on investments-net...................         --
  Decrease in net unrealized appreciation
   in investments....................................         --
                                                        -----------
    Net gain on investments..........................         --
                                                        -----------

Net decrease in net assets resulting from operations.     $   480
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                       STATEMENTS OF CHANGES IN NET ASSETS


                                           Six Months
                                             Ended     Year Ended
                                           June 30,      December
                                             2001       31, 2000
                                          (Unaudited)
                                         -------------  ----------
From operations:
 Net investment income...................    $    480   $  (1,585)

 Realized loss on investments, net.......         --            --
 Decrease (increase) in net unrealized
  appreciation in investments............         --            --
                                          ------------  ------------
    Net decrease (increase) in net assets
           Resulting from operations.....        480       (1,585)
                                          ------------  ------------
Distributions to shareholders:
 From net investment income .............         --            --
 From net realized gain on investments...         --            --
                                          ------------  ------------
    Total distributions to shareholders..         --            --
                                          ------------  ------------
From capital share transactions:

                        Number of Shares
                         2001      2000
                       --------- ---------
 Proceeds from sale of
   shares..............   0        21            139           139
 Shares issued to
  share holders in
  distributions
  reinvested...........  --        --             --            --
 Cost of shares
  redeemed.............  (1,404)   (15,233)      8,116     (103,944)
                        --------  ---------    --------   ----------
 Decrease in net assets
  resulting from
  capital share
  transactions......... (1,404)   (15,212)      7,977      (103,805)
                       ========= =========    ---------   ----------

Net decrease in net assets...............      (7,497)     (105,390)
Net assets:
  Beginning of period....................       26,804      132,194
                                             ----------    ----------
  End of period (including undistributed
   net investment income of $238,067 and
   $(237,586),respectively)..............  $    19,307    $  26,804
                                           ============   ===========




   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)

                      Six Months
                        Ended
                       June 30,
                        2001            Year Ended December 31,
                      (Unaudited)  2000     1999     1998      1997
                      ----------- ------- -------- --------- ----------

Investment income..... $20.88   $(274.76)$(140.99)   $0.78    $0.42
Expenses, net.........   0.00   (353.01) (112.55)     0.21     0.11
                      ----------- ------- -------- --------- ----------
Net investment income.  20.88     78.25   (28.44)     0.57     0.31
Net realized and
unrealized
 gain (loss) on
investments........... (20.76)   (79.25)   27.44      0.19    (1.17)
Distributions to
shareholders:
  From net investment
   income.............  --        --       --        (0.61)   --
  From net realized
   gain on
   investments........  --        --       --        --       --
                      ----------- ------- -------- --------- ----------
Net increase
(decrease)
 in net asset value...   0.12     (1.00)   (1.00)     0.15    (0.86)
Net asset value:
 Beginning of period..   5.61      6.61     7.61      7.46     8.32
                      --------- --------------------------------------
 End of period........  $5.73     $5.61    $6.61     $7.61    $7.46
                      ========= ======================================

Total Return..........   2.14%   (15.13%) (13.14%)   10.20%  (10.34%)
Ratio of expenses to
 average net assets...   0.00%     8.04%    2.20%     1.30%    1.11%
Ratio of net
 investment income to
 average net assets...   4.45%    (1.78%)   0.56%     3.53%    3.16%
Average commission
rate paid.............    --        --       --        --       --
Number of shares out-
 standing at end of
period................   3,370     4,774    19,986   729,797  2,569,500



   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2001

                                   (Unaudited)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------


 CASH & OTHER ASSETS, LESS LIABILITIES - (100.00)%.......     19,307
                                                           -----------

          Total Net Assets...............................   $ 19,307
                                                           ===========












   The accompanying notes are an integral part of these financial statements.

                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001

                                   (Unaudited)



1. Significant accounting policies:
   Anchor International Bond Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, securities traded in the foreign over-the-counter market are valued at the closing bid price of the European markets; other investment securities traded on a national securities exchange are valued at the last sales price as of 12:00 noon, or, if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value.
    Interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and a decrease in accumulated realized loss from security transactions. This reclassification had no affect on net assets.

                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).
    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 2001, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. There was no aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost. There was no aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value. Net unrealized depreciation in investments at June 30, 2001 was $0.
3. Investment advisory service agreements:
   At meetings of the Board of Trustees on December 18, 2000, March 28, 2001 and June 25, 2001, the Trustees voted to approve an interim investment advisory contract between the Trust and F.L. Putnam Investment Management Company (the new "investment adviser"). The Board of Trustees was presented with a plan to convert the Trust from an open-end international bond trust to a closed-end income fund. The interim investment advisory contract is identical to the previous contract and provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2001, investment advisory fees of $0 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David W.C. Putnam, a Trustee of the Trust, is President and a Director of the Investment Adviser.

                         ANCHOR INTERNATIONAL BOND TRUST


                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (Unaudited)

                                   (Continued)



4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000. Cardinal is currently waiving this fee. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received no brokerage commissions during the six months ended June 30, 2001.
   At a meeting of the Board of Trustees on December 18, 2000, after discussions with the Trust's investment adviser, independent accountant, counsel and administrator, the Board determined that the continued operation of the Trust was not economically feasible under its current structure. After careful consideration of various alternatives, the full Board concluded that the conversion of the Trust to an income fund managed by F.,L. Putnam Investment Management Company was the alternative that was in the best interests of the shareholders of the Trust. The Board then unanimously approved the plan to convert the Trust to an income fund and directed that it be submitted to the Trust's shareholders for consideration.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2001 were:

    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................      $       0
      Other investments.......................              0
                                                  -------------
                                                    $       0
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................      $       0
      Other investments.......................              0
                                                  -------------
                                                    $       0
                                                  =============

                         ANCHOR INTERNATIONAL BOND TRUST


                              OFFICERS AND TRUSTEES




ERNIE BUTLER                                 Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                        Trustee
President, Equity Inc.

David w.c. putnam                            Chairman
President, F.L. Putnam                       and Trustee
Investment Management Company

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

DAVID Y. WILLIAMS                            President, Secretary
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director, Anchor
Investment Management Corporation

                         ANCHOR INTERNATIONAL BOND TRUST


                        INVESTMENT ADVISER
            F.L. Putnam Investment Management Company
  10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                          (617) 964-7600

                           DISTRIBUTOR
                      Meeschaert & Co., Inc.
      579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                 ADMINISTRATOR AND TRANSFER AGENT
                Cardinal Investment Services, Inc.
      579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                          (508) 831-1171

                            CUSTODIAN
                  Investors Bank & Trust Company
        200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT PUBLIC ACCOUNTANT
                    Livingston & Haynes, P.C.
           40 Grove St., Wellesley, Massachusetts 02482

                          LEGAL COUNSEL
                      Thorp Reed & Armstrong
      One Riverfront Center, Pittsburgh, Pennsylvania 15222










This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.